UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
September 30, 2011

	Shares	Value

Corporate Bond Trust Certificates - 34.04%

Direct Trust Certificates - 22.81%
BB&T Capital Trust VII - 8.10%	15,000	388,500
Bank One Capital VI - 7.2%	10,000	258,600
Citigroup Cap VII	12,000	288,000
Comcast Corp SR NT - 7.00%	17,000	443,870
General Electric Capital - 6.625%	24,000	623,760
Keycorp Cap X - 8.0%	12,000	303,000
MBNA Capital D - 8.125%	12,000	280,200
Merrill Lynch - 7.0%	12,000	235,800
Partnerre Ltd Pfd E 7.25%	6,500	165,425
PNC Capital Trust E - 7.75%	12,000	309,720
Qwest Corp 7.375% Notes	5,000	125,450
U.S. Bancorp - 7.189%	500	348,000
United States Cellular Corp Sr Nt 6.95%	14,500	370,910
Viacom - 6.85%	14,500	369,895
		4,511,130

Third Party Trust Certificates - 11.24%
Corporate-Backed Trust Bristol Myers Squibb - 6.8%	29,000	762,700
CorTS Trust IBM - 6.375%	8,800	229,680
Lehman Fed Ex - 7.75%	51,000	531,675
Preferredplus Trust Verizon - 7.625%	26,000	698,620
		2,222,675

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $6,613,659)		6,733,805

Convertible Preferred Securities - 1.41%
Chesapeake Energy Corp Pfd. D. 4.5%	3,000	279,000
TOTAL CONVERTABLE PREFERRED SECURITIES (Cost $172,368)		279,000

Investment Companies - 36.5%

Closed-End Income Funds - 24.04%
AllianceBernstein Income	50,000	398,500
Blackrock Income Opportunity	25,000	245,250
John Hancock Premium Dividend	100,000	1,193,000
MFS Charter Income	65,000	554,450
MFS Intermediate Income	100,000	600,000
MFS Multimarket Income	70,000	441,000
Rivus Bond	22,000	402,160
Strategic Global Income	55,000	567,600
Western Asset Claymore Inflation-Linked Opportunity & Income	28,000	353,640
		4,755,600
Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
September 30, 2011
	Shares	Value

Closed-End Funds, Senior Securities - 12.47%
Gabelli Dividend & Income Trust - 5.875%	20,500	521,725
Gabelli Equity Trust - 6.20%	23,000	594,320
The Gabelli Global Deal Fund - 8.5%	15,000	780,000
Royce Value Trust - 5.9%	22,100	568,854
		2,464,899

TOTAL INVESTMENT COMPANIES (Cost $6,401,384)		7,220,499

REIT Preferred Shares - 17.59%
Commonwealth Reit - 6.50%, Series D	15,000	306,150
Duke Realty Corp - 8.375%, Series O	12,000	312,000
Equity Residential - 6.48%, Series N	27,000	675,000
First Potomac Realty Cumulative Prf A	17,734	429,163
Kimco Realty - 6.90%, Series H	25,000	649,250
LaSalle Hotel Pptys Pfd - 7.50% Series H	12,200	299,144
Prologis Trust S - 6.750%, Series S	22,000	506,880
PS Business Pks Inc Prf R - 6.875%	12,000	301,800
TOTAL REIT PREFERRED SHARES (Cost $3,265,954)		3,479,387

Money Market Securities - 10.45%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $2,067,848)	2,067,848	2,067,848

TOTAL INVESTMENTS (Cost$18,521,213) -100%		19,780,539

Other Assets in Excess of Liabilities 0.00%		(390)

TOTAL NET ASSETS - 100%		$ 19,780,149

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2011.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
September 30, 2011

	Shares	Value
Common Stocks - 82.99%

Airlines - 2.79%
United Continental Holdings (a)	12,000	232,560
		232,560

Basic Materials - 2.36%
The Mosaic Co.	4,000	195,880
		195,880

Energy - 6.82%
Apache	4,000	320,960
Spectra Energy	10,000	245,300
		566,260

Financial Services - 19.05%
Ameriprise Financial	8,500	334,560
American Express	5,000	224,500
Bank of New York Mellon	12,000	223,080
Berkshire Hathaway Cl B (a)	3,000	213,120
Citigroup	7,000	179,305
JP Morgan Chase	5,000	150,600
Legg Mason	10,000	257,100
		1,582,265

Health Care - 19.26%
Abbott Labratories	8,500	434,690
Baxter International	5,000	280,700
Celgene	7,000	433,370
Pfizer	15,000	265,200
Teva Pharmaceutical Industries ADR	5,000	186,100
		1,600,060

Industrial Goods - 3.56%
ABB Ltd (a)	10,000	170,800
Illinois Tool Works	3,000	124,800
		295,600

Machinery and Equipment - 4.03%
General Electric	22,000	334,840
		334,840

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
September 30, 2011

Common Stocks - 82.99% Continued	Shares	Value

Entertainment & Media - 3.09%
Walt Disney	8,500	256,360
		256,360

Technology - 22.02%
3M	3,000	215,370
EMC (a)	20,000	419,800
Hewlett Packard	7,000	157,150
Intel	12,000	256,020
International Business Machines	3,000	524,610
Xerox	15,000	104,550
Thermo Fisher Scientific (a)	3,000	151,920
		1,829,420

TOTAL COMMON STOCKS (Cost $6,918,492)		6,893,245

Investment Companies - 9.13%
Adams Express	22,000	202,620
Boulder Total Return	28,000	378,000
Tri Continental	14,000	178,080

Total Investment Companies (Cost $703,681)		758,700

Money Market Securities - 8.07%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $670,015)	670,015	670,015

TOTAL INVESTMENTS (Cost $8,292,188) 100.19%		$ 8,321,960

Other Liabilities in Excess of Assets -0.19%		(15,595)

TOTAL NET ASSETS - 100.00%		$ 8,306,365

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2011.
ADR - American Depository Receipt

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
September 30, 2011

	Shares	Value
Common Stocks - 59.9%

Consumer Staples -1.76%
Dean Foods (a)	15,000	133,050
		133,050

Entertainment & Media -3.96%
Gannett, Inc.	20,000	190,600
Marth Stewart Omnimedia (a)	34,600	107,952
		298,552
Energy -1.3%
StealthGas (a)	25,000	98,000
		98,000

Financial -16.68%
Alliance Bankshares Corp. (a)	12,000	58,920
Citigroup, Inc.	10,000	256,150
Huntington Bancshares	50,000	240,000
Janus Capital Group	25,000	150,000
LNB Bancorp, Inc.	30,000	112,500
PVF Capital Corp. (a) (e)	205,000	328,000
Rodman & Renshaw Capital Group, Inc. (a)	100,000	112,000
		1,257,570

Healthcare - 15.72%
Albany Molecular Research, Inc. (a)	100,000	282,000
Alpha Pro Tech (a)	87,100	100,165
Pfizer, Inc.	20,000	353,600
Safeguard Scientific, Inc. (a)	30,000	450,000
		1,185,765

Homeland Security - 9.84%
Mace Security International (a) (c) (d)	2,300,000	448,500
Lakeland Industries, Inc. (a)	37,600	293,280
		741,780

Industrial Goods - 1.9%
Continential Materials Corp. (a)	11,000	143,440
		143,440

Technology - 7.87%
Active Power, Inc. (a)	100,000	129,000
Adaptec, Inc. (a)	160,000	428,800
Digital Angel Corp. (a)	180,075	36,015
		593,815

Miscellaneous - 0.86%
Stoneridge (a)	7,000	36,540
Contra SoftBrands (a)	40,000	-
REMEC (a) (c)	343,500	28,511
		65,051

TOTAL COMMON STOCKS (Cost $5,555,179)		4,517,023

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
September 30, 2011

Investment Companies - 21.64%
Boulder Growth & Income	50,000	273,000
The Gabelli Global Deal	31,000	369,520
Madison Claymore Covered Call & Equity Strategy	50,000	355,500
Tri Continental	16,000	203,520
Special Opportunities Fund, Inc.	30,000	430,500
Total Investment Companies (Cost $1,721,565)		1,632,040

REIT Preferred Shares - 6.40%
Commonwealth Reit - 6.50%, Series D	15,000	306,150
Prologis Trust S - 6.750%, Series S	3,000	69,120
Total REIT Preferred Shares (Cost $182,405)		375,270

Money Market Securities - 13.84%
First American Government Obligations -
Class Y, 0.00% (a) (b) (Cost $1,043,997)	1,043,997	1,043,997
		1,043,997

TOTAL INVESTMENTS (Cost $8,503,146) 100.36%		7,568,330

Liabilities -0.36%		(27,231)

TOTAL NET ASSETS - 100.00%		$ 7,541,099

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2011.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Fund Chairman serves on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
September 30, 2011

	Shares	Value
Common Stocks - 86.48%

Basic Materials - 4.72%
Insteel Industries, Inc.	6,500	65,455
Landec Corp (a)	16,000	85,120
Penford Corp. (a)	17,500	90,125
Zoltek Companies, Inc. (a)	4,500	28,935
		269,635

Consumer Products & Services - 16.68%
A.T. Cross Co. Class-A (a)	4,664	52,610
Benihana, Inc. (a)	8,000	68,880
Callaway Golf Co.	22,500	116,325
Cobra Electronics Corp. (a)	30,000	104,700
Courier Corp.	10,000	65,400
Emerson Radio (a)	38,121	58,321
Hooker Furniture	5,000	45,250
Kimball International, Inc. Class-B	17,500	85,050
Luby's Inc (a)	20,000	82,000
Mace Security International (a) (c) (d)	150,000	29,250
Mccormick and Schmicks (a)	17,500	121,100
Natuzzi, S.P.A. ADR (a)	25,571	72,877
Stanley Furniture Co. Inc. (a)	15,879	46,049
Tandy Brands Accessories, Inc. (a)	4,728	5,484
		953,297

Corporate Services - 2.32%
RCM Technologies, Inc. (a)	10,980	48,367
Hawaiian Holdings, Inc. (a)	20,000	84,200
		132,567

Energy - 2.52%
Goodrich Petroleum Corp (a)	6,000	70,920
Vaalco Energy, Inc. (a)	15,000	72,900
		143,820

Entertainment & Media - 1.74%
Marcus Corp	10,000	99,500
		99,500

Financial - 5.28%
Iteris, Inc (a)	65,000	74,100
Presidential Life Corp	10,074	82,808
Trustco Bank (a)	5,000	22,300
Savannah Bancorp Inc	4,000	24,000
State Auto Financial Corp	7,500	98,625
		301,833

Finance - 4.38%
Boston Private Financial Holdings Inc.	10,000	58,800
FBR & Co (a)	30,000	71,400
LNB Bancorp	10,000	37,500
MVC Capital Inc.	5,000	52,350
The Phoenix Companies Inc. (a)	10,000	12,200
PVF Capital Corp (a) (e)	11,300	18,080
		250,330

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments - continued
September 30, 2011

Common Stocks - 86.48% Continued	Shares	Value

Healthcare - 15.23%
Albany Molecular Research, Inc. (a)	35,000	98,700
Cambrex (a)	1,150	5,796
Cryolife, Inc. (a)	10,047	45,111
Digirad Corp. (a)	25,000	55,250
Heska Corp. (a)	7,970	68,383
Lakeland Industries, Inc. (a)	14,660	114,348
Lannett Co., Inc. (a)	20,395	78,113
Medical Action Industries Inc (a)	16,002	80,810
RTI Biologics Inc (a)	25,000	82,250
SurModics Inc (a)	5,000	45,500
Syneron Medical Ltd (a)	10,044	99,536
Theragenics Corp. (a)	72,228	96,786
		870,582

Machinery & Equipment - 8.04%
Deswell Industries, Inc.	22,500	57,375
FreightCar America	4,500	64,845
Lawson Products, Inc.	4,202	56,811
Lydall, Inc. (a)	12,500	111,250
Material Sciences Corp. (a)	20,000	128,600
Perceptron, Inc. (a)	7,500	40,575
		459,456

Technology - 23.52%
Accelrys, Inc. (a)	7,802	47,280
Adaptec, Inc. (a)	35,000	93,800
Amtech Systems, Inc. (a)	6,000	48,000
AuthenTec, Inc (a)	40,000	130,400
Axcelis Technologies, Inc. (a)	80,000	96,000
AXT Inc. (a)	12,500	62,875
BigBand Networks, Inc. (a)	20,000	25,600
Bluephoenix Solutions Ltd. (a)	30,000	18,000
BTU International, Inc. (a)	11,170	49,595
Digital Ally, Inc. (a)	25,550	19,674
Frequency Electronics, Inc. (a)	13,048	111,299
Imation Corp. (a)	10,090	73,758
John B Sanfilippo & Son (a)	5,049	39,887
Kopin Corp. (a)	12,500	42,875
Leadis Technology, Inc. (a)	33,812	6,965
Neutral Tandem Inc (a)	4,000	38,720
OSI Systems, Inc. (a)	1,500	50,280
Rimage Corp.	6,000	75,900
Sillicon Graphics International Corp. (a)	8,000	95,360
Sillicon Image, Inc. (a)	13,500	79,245
Trident Microsystems, Inc. (a)	40,000	20,800
Trio-Tech International (a)	10,022	27,360
Vicon Industries, Inc. (a)	15,550	49,760
WPCS International Inc. (a)	20,000	40,800
		1,344,233

Transportation - 2.04%
Frozen Food Express Industries (a)	20,325	40,772
Euroseas	24,000	75,840
		116,612

TOTAL COMMON STOCKS (Cost $5,082,138)		4,941,866

Money Market Securities - 13.75%
First American Government Obligations -	785,892	785,892
Class Y, 0.00% (a) (b) (Cost $785,892)

TOTAL INVESTMENTS (Cost $5,868,030) 100.23%		$ 5,727,757

Liabilities in Excess of Other Assets -0.23%		(13,047)

TOTAL NET ASSETS - 100.00%		$ 5,714,710

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on September 30, 2011.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Funds Chairman serves on the Board of Directors for this company.
(e) The CEO of Ancora Advisors serves on the Board of Directors for this company.
ADR - American Depository Receipt

* Security Valuation Note

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

Ancora Income Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 19,780,149	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 19,780,149	- 0 -

Ancora Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 8,306,365	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 8,306,365	- 0 -

Ancora Special Opportunity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 7,541,099	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 7,541,099	- 0 -

Ancora MicroCap Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 5,714,710	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 5,714,710	- 0 -

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: November 10, 2011